Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with the SEC’s disclosure requirements regarding pay versus performance (“PVP”), this section reflects Compensation Actually Paid (“CAP”) to NEOs and compares NEO CAP to various measures used to measure Alpha’s performance. Compensation decisions at Alpha are made independently of disclosure requirements. CAP is a supplemental measure to be viewed alongside performance measures as an addition to the philosophy and strategy of setting compensation components of our compensation program.
Pay Versus Performance Table - Definitions
Salary, Bonus, Non-Equity Incentive Plan Compensation and All Other Compensation are calculated in the same manner for purposes of CAP and the Summary Compensation Table (“SCT”). The primary difference between the calculation of CAP and SCT total compensation relates to stock and option awards. In the SCT, stock and option awards are reflected using the grant date fair value of stock and option awards granted during the year. CAP values reflect the change in fair value of stock and option awards year over year that are unvested as of the end of the year, or vested or were forfeited during the year.
Pay Versus Performance Table
The following table sets forth information concerning the “compensation actually paid” to our NEOs for each of the fiscal years ended December 2020, 2021, 2022 and 2023, and our financial performance for each of these fiscal years. “Compensation actually paid” is determined, however, by making certain adjustments pursuant to SEC regulatory requirements and, as a result, does not reflect the compensation earned by or paid to our executive officers during a covered year. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis”.
Year(1)	SCT Total Compensation for CEO ($)	CAP to CEO ($)(2)	Average SCT Total Compensation for Other NEOs ($)	Average CAP to Other NEOs ($)(2)	Cumulative TSR (based on value of $100 investment) ($)	Peer Group Cumulative TSR (based on value of $100 investment) ($)(3)	GAAP Net Income (in millions) ($)(4)	Adjusted EBITDA (in millions) ($)(5)
2023	6,053,361	32,628,380	3,380,078	17,569,191	3,943.01	243.61	722	1,033
2022	11,121,908	19,343,862	2,625,826	11,160,871	1,686.43	167.33	1,449	1,741
2021	3,549,785	5,021,653	2,641,391	8,435,227	674.59	136.09	289	534
2020	6,411,899	9,775,788	1,694,897	1,797,945	125.64	99.77	(447)	83
(1)
Mr. Eidson was our CEO in fiscal year 2023 and an NEO in fiscal years 2020, 2021 and 2022. Mr. Stetson was an NEO in fiscal year 2023 and our CEO in fiscal years 2020, 2021 and 2022. Our Other NEOs, Messrs. Munsey, Whitehead, Nicholson and Horn, served during each disclosed fiscal year except for Mr. Munsey, who was not an NEO in fiscal years 2020 and 2021, and Mr. Horn who was not an NEO in fiscal year 2023. For 2021, the CEO CAP totals for 2021 and 2022 are lower than the potential totals because Mr. Stetson voluntarily waived his 2021 annual grant of stock awards.

(2)
Refer to table below for amounts deducted from and added to the SCT. Fair values of awards were computed in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, (“ASC”) Topic 718, “Compensation-Stock Compensation” (“FASB ASC Topic 718”). Fair values of non-market-based awards were adjusted for actual performance through each fiscal year end. In determining probable payout for these awards, fair value adjustments assume target performance for future fiscal years in which metrics have not yet been established as the metrics are established annually for each year within the applicable 3-year performance period.

(3)
In 2020, our peer group, as disclosed in the proxy statement for the 2021 annual meeting of stockholders was: Alliance Resource Partners, L.P., Arch Resources, Inc., Carpenter Technology Corp., Cleveland-Cliffs Inc., Commercial Metals Co., Compass Minerals International, Inc., CONSOL Energy Inc., Peabody Energy Corp., Schnitzer Steel Industries, Inc., SunCoke Energy, Inc., TimkenSteel Corp., Tronox Holdings plc., Warrior Met

Coal, Inc., and Worthington Industries, Inc. In July 2020, after completing a peer group analysis the compensation committee added Alliance Resource Partners, L.P. to the proxy peer group as they are a similarly sized company in our industry with comparable revenues. Denbury Resources, Inc. and Southwestern Energy Company were removed from the peer group in July 2020 as they are primarily in the hydrocarbon and gas exploration business.

In 2021, Cleveland-Cliffs Inc. was removed from the proxy peer group, as disclosed in the proxy statement for the 2022 annual meeting of stockholders, primarily due to its much larger company size, revenues and market capitalization.

In 2022 and 2023, we made no changes to our proxy peer group from 2021. For the list of companies comprising our peer group, see “Compensation Disclosure and Analysis”.
(4)	2020 GAAP Net Income includes a loss from discontinued operations of ($205,429,837).
(5)	See “Relationship Between Pay and Adjusted EBITDA” below for further discussion on how Adjusted EBITDA is derived from the audited financials.
	SCT Total ($)(1)	Stock Awards Deducted ($)(2)	Stock Awards Added ($)(3)(8)	Dividends Added ($)(4)	Stock Awards Granted in Prior Years: Unvested as of FYE ($)(5)(8)	Stock Awards Granted in Prior Years: Vested in Current FY ($)(6)(8)	Stock Awards Granted in Prior Years: Forfeited in Current FY ($)(7)(8)	Total CAP ($)
CEO
2023	6,053,361	(3,172,948)	6,311,039	196,035	22,671,129	569,764	—	32,628,380
2022	11,121,908	(8,049,839)	12,141,978	455,702	—	3,674,113	—	19,343,862
2021	3,549,785	—	—	—	5,941,529	340,296	(4,809,957)	5,021,653
2020	6,411,899	(3,291,267)	6,663,767	—	50,576	(59,187)	—	9,775,788
Average Other NEOs
2023	3,380,078	(1,534,672)	2,834,884	114,542	10,364,937	2,438,145	(28,723)	17,569,191
2022	2,625,826	(1,027,679)	2,507,722	467,703	6,406,150	181,149	—	11,160,871
2021	2,641,391	(1,075,574)	6,026,247	—	821,166	21,997	—	8,435,227
2020	1,694,897	(312,465)	425,607	—	18,010	(28,104)	—	1,797,945
(1)
Values reflected in this column for the CEO and Average Other NEOs represent the Total Compensation as reported in the Summary Compensation Table (SCT) of the proxy statement for the annual meeting of stockholders in each fiscal year.

(2)
Values reflected in this column for the CEO and Average Other NEOs represent amounts reported in the Stock Awards and Option Awards columns of the SCT of the proxy statement for the annual meeting of stockholders in each fiscal year, which are deducted from the SCT total in the respective fiscal year. Mr. Stetson did not have any stock awards granted in 2021.

(3)
Values reflected in this column for the CEO and Average Other NEOs represent the fair values of equity compensation granted during the respective fiscal year and valued as of such fiscal year end. These amounts are added to the SCT total in the respective fiscal year.

(4)
Values reflected in this column for the CEO and Average Other NEOs represent any cash dividend equivalents earned on unvested shares during each fiscal year, which are added to the SCT total in the respective fiscal year. These amounts are added to the SCT total in the respective fiscal year.

(5)
For stock awards granted in prior fiscal years that were unvested at the end of the current fiscal year, the values reflected in this column for the CEO and Average Other NEOs represent the total change in fair value from the end of the prior fiscal year to the end of the current fiscal year. The change in fair value is added or subtracted from the SCT total in the respective fiscal year.

(6)
For stock awards granted in prior fiscal years that vested during the current fiscal year, the values reflected in this column for the CEO and Average Other NEOs represent the total change in fair value from the end of the prior fiscal year to the vesting date in the current fiscal year. The change in fair value is added or subtracted from the SCT total in the respective fiscal year.

(7)
For stock awards granted in prior fiscal years that forfeited during the current fiscal year, the values reflected in this column for the CEO and Average Other NEOs represent the fair value of the forfeited awards determined at the end of the prior fiscal year. The fair value is subtracted from the SCT total in the respective fiscal year.

(8)
The fair values of stock awards added or deducted were computed in accordance with FASB ASC Topic 718. Performance awards with market metrics were remeasured at each fiscal year-end during the vesting period or vesting date using the Monte Carlo Simulation model with variables for volatility, risk free rate and dividend yield. Fair values of non-market-based awards were adjusted for actual performance through each fiscal yearend. In determining probable payout for these awards, fair value adjustments assume target performance for future fiscal years in which metrics have not yet been established as the metrics are established annually for each year within the applicable 3-year performance period.

Stock options were remeasured at each fiscal year-end during the vesting period or vesting date using the Black-Scholes model with variables for expected life, volatility, risk free rate and dividend yield.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Mr. Eidson was our CEO in fiscal year 2023 and an NEO in fiscal years 2020, 2021 and 2022. Mr. Stetson was an NEO in fiscal year 2023 and our CEO in fiscal years 2020, 2021 and 2022. Our Other NEOs, Messrs. Munsey, Whitehead, Nicholson and Horn, served during each disclosed fiscal year except for Mr. Munsey, who was not an NEO in fiscal years 2020 and 2021, and Mr. Horn who was not an NEO in fiscal year 2023. For 2021, the CEO CAP totals for 2021 and 2022 are lower than the potential totals because Mr. Stetson voluntarily waived his 2021 annual grant of stock awards.

Peer Group Issuers, Footnote
(3)
In 2020, our peer group, as disclosed in the proxy statement for the 2021 annual meeting of stockholders was: Alliance Resource Partners, L.P., Arch Resources, Inc., Carpenter Technology Corp., Cleveland-Cliffs Inc., Commercial Metals Co., Compass Minerals International, Inc., CONSOL Energy Inc., Peabody Energy Corp., Schnitzer Steel Industries, Inc., SunCoke Energy, Inc., TimkenSteel Corp., Tronox Holdings plc., Warrior Met

Coal, Inc., and Worthington Industries, Inc. In July 2020, after completing a peer group analysis the compensation committee added Alliance Resource Partners, L.P. to the proxy peer group as they are a similarly sized company in our industry with comparable revenues. Denbury Resources, Inc. and Southwestern Energy Company were removed from the peer group in July 2020 as they are primarily in the hydrocarbon and gas exploration business.

In 2021, Cleveland-Cliffs Inc. was removed from the proxy peer group, as disclosed in the proxy statement for the 2022 annual meeting of stockholders, primarily due to its much larger company size, revenues and market capitalization.

In 2022 and 2023, we made no changes to our proxy peer group from 2021. For the list of companies comprising our peer group, see “Compensation Disclosure and Analysis”.

Changed Peer Group, Footnote
(3)
In 2020, our peer group, as disclosed in the proxy statement for the 2021 annual meeting of stockholders was: Alliance Resource Partners, L.P., Arch Resources, Inc., Carpenter Technology Corp., Cleveland-Cliffs Inc., Commercial Metals Co., Compass Minerals International, Inc., CONSOL Energy Inc., Peabody Energy Corp., Schnitzer Steel Industries, Inc., SunCoke Energy, Inc., TimkenSteel Corp., Tronox Holdings plc., Warrior Met

Coal, Inc., and Worthington Industries, Inc. In July 2020, after completing a peer group analysis the compensation committee added Alliance Resource Partners, L.P. to the proxy peer group as they are a similarly sized company in our industry with comparable revenues. Denbury Resources, Inc. and Southwestern Energy Company were removed from the peer group in July 2020 as they are primarily in the hydrocarbon and gas exploration business.

In 2021, Cleveland-Cliffs Inc. was removed from the proxy peer group, as disclosed in the proxy statement for the 2022 annual meeting of stockholders, primarily due to its much larger company size, revenues and market capitalization.

In 2022 and 2023, we made no changes to our proxy peer group from 2021. For the list of companies comprising our peer group, see “Compensation Disclosure and Analysis”.

PEO Total Compensation Amount	$ 6,053,361	$ 11,121,908	$ 3,549,785	$ 6,411,899
PEO Actually Paid Compensation Amount	$ 32,628,380	19,343,862	5,021,653	9,775,788
Adjustment To PEO Compensation, Footnote
	SCT Total ($)(1)	Stock Awards Deducted ($)(2)	Stock Awards Added ($)(3)(8)	Dividends Added ($)(4)	Stock Awards Granted in Prior Years: Unvested as of FYE ($)(5)(8)	Stock Awards Granted in Prior Years: Vested in Current FY ($)(6)(8)	Stock Awards Granted in Prior Years: Forfeited in Current FY ($)(7)(8)	Total CAP ($)
CEO
2023	6,053,361	(3,172,948)	6,311,039	196,035	22,671,129	569,764	—	32,628,380
2022	11,121,908	(8,049,839)	12,141,978	455,702	—	3,674,113	—	19,343,862
2021	3,549,785	—	—	—	5,941,529	340,296	(4,809,957)	5,021,653
2020	6,411,899	(3,291,267)	6,663,767	—	50,576	(59,187)	—	9,775,788
Average Other NEOs
2023	3,380,078	(1,534,672)	2,834,884	114,542	10,364,937	2,438,145	(28,723)	17,569,191
2022	2,625,826	(1,027,679)	2,507,722	467,703	6,406,150	181,149	—	11,160,871
2021	2,641,391	(1,075,574)	6,026,247	—	821,166	21,997	—	8,435,227
2020	1,694,897	(312,465)	425,607	—	18,010	(28,104)	—	1,797,945
(1)
Values reflected in this column for the CEO and Average Other NEOs represent the Total Compensation as reported in the Summary Compensation Table (SCT) of the proxy statement for the annual meeting of stockholders in each fiscal year.

(2)
Values reflected in this column for the CEO and Average Other NEOs represent amounts reported in the Stock Awards and Option Awards columns of the SCT of the proxy statement for the annual meeting of stockholders in each fiscal year, which are deducted from the SCT total in the respective fiscal year. Mr. Stetson did not have any stock awards granted in 2021.

(3)
Values reflected in this column for the CEO and Average Other NEOs represent the fair values of equity compensation granted during the respective fiscal year and valued as of such fiscal year end. These amounts are added to the SCT total in the respective fiscal year.

(4)
Values reflected in this column for the CEO and Average Other NEOs represent any cash dividend equivalents earned on unvested shares during each fiscal year, which are added to the SCT total in the respective fiscal year. These amounts are added to the SCT total in the respective fiscal year.

(5)
For stock awards granted in prior fiscal years that were unvested at the end of the current fiscal year, the values reflected in this column for the CEO and Average Other NEOs represent the total change in fair value from the end of the prior fiscal year to the end of the current fiscal year. The change in fair value is added or subtracted from the SCT total in the respective fiscal year.

(6)
For stock awards granted in prior fiscal years that vested during the current fiscal year, the values reflected in this column for the CEO and Average Other NEOs represent the total change in fair value from the end of the prior fiscal year to the vesting date in the current fiscal year. The change in fair value is added or subtracted from the SCT total in the respective fiscal year.

(7)
For stock awards granted in prior fiscal years that forfeited during the current fiscal year, the values reflected in this column for the CEO and Average Other NEOs represent the fair value of the forfeited awards determined at the end of the prior fiscal year. The fair value is subtracted from the SCT total in the respective fiscal year.

(8)
The fair values of stock awards added or deducted were computed in accordance with FASB ASC Topic 718. Performance awards with market metrics were remeasured at each fiscal year-end during the vesting period or vesting date using the Monte Carlo Simulation model with variables for volatility, risk free rate and dividend yield. Fair values of non-market-based awards were adjusted for actual performance through each fiscal yearend. In determining probable payout for these awards, fair value adjustments assume target performance for future fiscal years in which metrics have not yet been established as the metrics are established annually for each year within the applicable 3-year performance period.

Stock options were remeasured at each fiscal year-end during the vesting period or vesting date using the Black-Scholes model with variables for expected life, volatility, risk free rate and dividend yield.

Non-PEO NEO Average Total Compensation Amount	$ 3,380,078	2,625,826	2,641,391	1,694,897
Non-PEO NEO Average Compensation Actually Paid Amount	$ 17,569,191	11,160,871	8,435,227	1,797,945
Adjustment to Non-PEO NEO Compensation Footnote
	SCT Total ($)(1)	Stock Awards Deducted ($)(2)	Stock Awards Added ($)(3)(8)	Dividends Added ($)(4)	Stock Awards Granted in Prior Years: Unvested as of FYE ($)(5)(8)	Stock Awards Granted in Prior Years: Vested in Current FY ($)(6)(8)	Stock Awards Granted in Prior Years: Forfeited in Current FY ($)(7)(8)	Total CAP ($)
CEO
2023	6,053,361	(3,172,948)	6,311,039	196,035	22,671,129	569,764	—	32,628,380
2022	11,121,908	(8,049,839)	12,141,978	455,702	—	3,674,113	—	19,343,862
2021	3,549,785	—	—	—	5,941,529	340,296	(4,809,957)	5,021,653
2020	6,411,899	(3,291,267)	6,663,767	—	50,576	(59,187)	—	9,775,788
Average Other NEOs
2023	3,380,078	(1,534,672)	2,834,884	114,542	10,364,937	2,438,145	(28,723)	17,569,191
2022	2,625,826	(1,027,679)	2,507,722	467,703	6,406,150	181,149	—	11,160,871
2021	2,641,391	(1,075,574)	6,026,247	—	821,166	21,997	—	8,435,227
2020	1,694,897	(312,465)	425,607	—	18,010	(28,104)	—	1,797,945
(1)
Values reflected in this column for the CEO and Average Other NEOs represent the Total Compensation as reported in the Summary Compensation Table (SCT) of the proxy statement for the annual meeting of stockholders in each fiscal year.

(2)
Values reflected in this column for the CEO and Average Other NEOs represent amounts reported in the Stock Awards and Option Awards columns of the SCT of the proxy statement for the annual meeting of stockholders in each fiscal year, which are deducted from the SCT total in the respective fiscal year. Mr. Stetson did not have any stock awards granted in 2021.

(3)
Values reflected in this column for the CEO and Average Other NEOs represent the fair values of equity compensation granted during the respective fiscal year and valued as of such fiscal year end. These amounts are added to the SCT total in the respective fiscal year.

(4)
Values reflected in this column for the CEO and Average Other NEOs represent any cash dividend equivalents earned on unvested shares during each fiscal year, which are added to the SCT total in the respective fiscal year. These amounts are added to the SCT total in the respective fiscal year.

(5)
For stock awards granted in prior fiscal years that were unvested at the end of the current fiscal year, the values reflected in this column for the CEO and Average Other NEOs represent the total change in fair value from the end of the prior fiscal year to the end of the current fiscal year. The change in fair value is added or subtracted from the SCT total in the respective fiscal year.

(6)
For stock awards granted in prior fiscal years that vested during the current fiscal year, the values reflected in this column for the CEO and Average Other NEOs represent the total change in fair value from the end of the prior fiscal year to the vesting date in the current fiscal year. The change in fair value is added or subtracted from the SCT total in the respective fiscal year.

(7)
For stock awards granted in prior fiscal years that forfeited during the current fiscal year, the values reflected in this column for the CEO and Average Other NEOs represent the fair value of the forfeited awards determined at the end of the prior fiscal year. The fair value is subtracted from the SCT total in the respective fiscal year.

(8)
The fair values of stock awards added or deducted were computed in accordance with FASB ASC Topic 718. Performance awards with market metrics were remeasured at each fiscal year-end during the vesting period or vesting date using the Monte Carlo Simulation model with variables for volatility, risk free rate and dividend yield. Fair values of non-market-based awards were adjusted for actual performance through each fiscal yearend. In determining probable payout for these awards, fair value adjustments assume target performance for future fiscal years in which metrics have not yet been established as the metrics are established annually for each year within the applicable 3-year performance period.

Stock options were remeasured at each fiscal year-end during the vesting period or vesting date using the Black-Scholes model with variables for expected life, volatility, risk free rate and dividend yield.

Compensation Actually Paid vs. Total Shareholder Return
Relationship between Pay and TSR
The graph below reflects the relationship between the CEO and Average Other NEOs CAP and the Company’s cumulative TSR (assuming an initial fixed investment of $100) for the fiscal years ended December 31, 2020, 2021, 2022 and 2023:

Compensation Actually Paid vs. Net Income
Relationship between Pay and GAAP Net Income
The graph below reflects the relationship between the CEO and Average Other NEOs CAP and the Company’s GAAP Net Income for the fiscal years ended December 31, 2020, 2021, 2022 and 2023:

Compensation Actually Paid vs. Company Selected Measure
Relationship between Pay and Adjusted EBITDA
The graph below reflects the relationship between the CEO and Average Other NEOs CAP and the Company’s Adjusted EBITDA for the fiscal years ended December 31, 2020, 2021, 2022 and 2023:

Adjusted EBITDA was calculated as follows: 2023 Income from Continuing Operations plus Interest Expense, Income Tax Expense, Depreciation, Depletion and Amortization, and Amortization of Acquired Intangibles, less Interest Income and Income Tax Benefit
(“EBITDA”), and excluding the following (i) AIB, Operations Incentive Bonus (“OIB”), and stock compensation expenses, (ii) Impairment of tangible and intangible assets and related charges, (iii) Gains or Losses associated with Asset Retirement Obligations (“ARO”), (iv) Costs, Revenues, Gains or Losses associated with board approved future and completed business combinations, capital market transactions, reorganizations and/or restructuring programs (including severance/separation costs), and (v) extraordinary, unusual, infrequent or non-recurring items not encompassed in the above exclusions, as determined by the board.
Refer to the Annual Report for reconciliation of net income (loss) to Adjusted EBITDA for the year ended December 31, 2023.

Total Shareholder Return Vs Peer Group
Relationship between Company Versus Peer Group Cumulative TSR
The graph below reflects the relationship between our cumulative TSR and the peer group’s cumulative TSR assuming an initial fixed investment of $100 at fiscal year-end (“FYE”) 2019 for the fiscal years ended December 31, 2020, 2021, 2022 and 2023:

See “Executive Compensation Process—Peer Group” for information on our peer group.

Tabular List, Table
Other Important Performance Measures
We use a mix of financial and non-financial performance measures in our annual short-term incentive and long-term incentive programs as discussed in more detail in the CD&A.
The following were the most important financial performance measures (and non-financial performance measures), as determined by the Company, that link compensation actually paid to our NEOs to the Company’s performance for the most recently completed fiscal year:
•	Adjusted EBITDA (a financial metric)
•	Cost of Coal Sales (a financial metric)
•	Non-Fatal Days Lost (NFDL) (a safety metric)
•	Water quality exceedances including selenium (an environmental metric)
•	Production goal – feet per shift (FPS) used for measuring productivity at our underground operations
•	Production goal – yards per day (YPD) used for measuring productivity at our surface operations

Total Shareholder Return Amount	$ 3,943.01	1,686.43	674.59	125.64
Peer Group Total Shareholder Return Amount	243.61	167.33	136.09	99.77
Net Income (Loss)	$ 722,000,000	$ 1,449,000,000	$ 289,000,000	$ (447,000,000)
Company Selected Measure Amount	1,033,000,000	1,741,000,000	534,000,000	83,000,000
PEO Name	Mr. Eidson	Mr. Stetson	Mr. Stetson	Mr. Stetson
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent				$ (205,429,837)
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Cost of Coal Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Non-Fatal Days Lost (NFDL)
Measure:: 4
Pay vs Performance Disclosure
Name	Water quality exceedances including selenium
Measure:: 5
Pay vs Performance Disclosure
Name	Production goal – feet per shift (FPS)
Measure:: 6
Pay vs Performance Disclosure
Name	Production goal – yards per day (YPD)
PEO | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,172,948)	$ (8,049,839)	$ 0	(3,291,267)
PEO | Fair Values of Equity Compensation Granted During the Respective Fiscal Year and Valued as of Such Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,311,039	12,141,978	0	6,663,767
PEO | Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	196,035	455,702	0	0
PEO | Stock Awards Granted in Prior Years: Unvested as of FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,671,129	0	5,941,529	50,576
PEO | Stock Awards Granted in Prior Years: Vested in Current FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	569,764	3,674,113	340,296	(59,187)
PEO | Stock Awards Granted in Prior Years: Forfeited in Current FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(4,809,957)	0
Non-PEO NEO | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,534,672)	(1,027,679)	(1,075,574)	(312,465)
Non-PEO NEO | Fair Values of Equity Compensation Granted During the Respective Fiscal Year and Valued as of Such Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,834,884	2,507,722	6,026,247	425,607
Non-PEO NEO | Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	114,542	467,703	0	0
Non-PEO NEO | Stock Awards Granted in Prior Years: Unvested as of FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,364,937	6,406,150	821,166	18,010
Non-PEO NEO | Stock Awards Granted in Prior Years: Vested in Current FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,438,145	181,149	21,997	(28,104)
Non-PEO NEO | Stock Awards Granted in Prior Years: Forfeited in Current FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (28,723)	$ 0	$ 0	$ 0